Restricted Stock Awards - Summary of Restricted Stock Award Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Awards
Number of Non-vested Shares, Outstanding Beginning	1,486,354
Number of Shares, Granted		1,923,001
Number of Shares, Vested	(11,025)	(436,647)
Number of Shares, Forfeited
Number of Non-vested Shares, Outstanding Ending	1,475,329	1,486,354
Weighted Average Grant Date Fair Value, Outstanding Beginning	$ 1.36
Weighted Average Grant Date Fair Value, Granted		1.36
Weighted Average Grant Date Fair Value, Vested	1.36	1.36
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 1.36	$ 1.36